S000009876 [Member] Annual Fund Operating Expenses - AMG TimesSquare Mid Cap Growth Fund	Dec. 31, 2025
Class Z
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.66%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.20%	[1]
Expenses (as a percentage of Assets)	0.86%
Class N
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.66%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.40%	[1]
Expenses (as a percentage of Assets)	1.06%
Class I
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.66%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.25%	[1]
Expenses (as a percentage of Assets)	0.91%

[1]	Expense information has been restated to reflect current fees.